Share-based compensation	12 Months Ended
Dec. 31, 2019
Share-based compensation
Share-based compensation

18.  Share-based compensation

Restricted shares

On January 16, 2018, the Founder granted 131,000 restricted shares in aggregate for nil consideration to certain directors and executives. The restricted shares granted are immediately vested. The Company calculated the estimated fair value of the shares on the respective grant dates using the income approach with assistance from an independent valuation firm. The fair value of the granted shares was RMB134.42 per share as at the grant date. The share-based compensation of RMB17,610 in total was charged to the consolidated statement of comprehensive income for the year ended December 31, 2018.

Stock appreciation rights

On December 18, 2015, the Board of Directors of the Company approved the plan to issue stock appreciation rights (the “Weimi Share Plan”) for the purpose of providing incentives and rewards to employees and executives who contribute to the success of VIE’s operations. During the years ended December 31, 2017 and 2018, the Company issued a total of 2.72 % and 2.13% of the equity interest of the Company under the Weimi Share Plan. These stock appreciation rights have no exercise price and will be settled in cash at the amount of the fair value of the respective equity interest percentages of the Company on the exercise date over their fair value at the grant date. These stock appreciation rights are exercisable prior to the Company’s successful IPO and are classified as liability awards. Also, at the discretion of the Company, each grantee may receive a certain percentage of annual attributable net profit as annual dividend which is settled in cash. In addition, the grantee has the option to purchase the Company’s shares when the grantee’s accumulated stock appreciation rights granted exceed 0.1% of the Company’s total paid-in-capital (the purchase price will be determined by the Company at the time when such event occurs).

These stock appreciation rights are subject to vesting of 33%,  33% and 34% on the second, third and fourth anniversary of the vest commencement date, respectively. The vested stock appreciation rights are exercisable within five years from the grant date. During the years ended December 31, 2017, 2018 and 2019, no dividend was declared to the grantee and none of the grantee’s accumulated stock appreciation rights granted exceeded 0.1% of the Company’s total paid-in-capital.

On October 1, 2018, the Company modified the stock appreciation rights by replacing the cash-settlement feature with a net share settlement feature, which converts the award from a liability award to an equity award because the Company no longer has an obligation to transfer cash to settle the arrangement. All of the outstanding vested virtual share options were exchanged for restricted shares of the Company with no other terms or conditions changed. These restricted shares are held by one of the Company’s ordinary shareholders on behalf of the grantees, and are considered outstanding as the shareholder is entitled to dividends if declared.

The Company compared the fair value of the instrument immediately before the modification to the fair value of the modified equity award, no incremental compensation cost was noted and recognized. The modified award would be accounted for as an equity award from the date of modification with a fair value of RMB216.43 per share. Therefore, at the modification date, the Company reclassified the liability of RMB106,465 recognized on September 30, 2018, as additional paid-in capital. In addition, the Company also will recognize the remaining compensation expenses over the remaining service requisite period using the accelerated method. The share-based compensation of RMB40,719,  RMB88,961 and RMB26,858 (US$3,858) were charged to the consolidated statements of comprehensive income for the year ended December 31, 2017, 2018 and 2019.

The Company calculated the estimated fair value of the stock appreciation rights on December 31, 2017 and September 30, 2018 using the Black-Scholes option pricing model with assistance from independent valuation firm. Assumptions used to determine the fair value of the virtual share options granted are summarized as follows:

	December 31, 2017	September 30, 2018
Fair value per ordinary share	134.42	148.37
Risk-free interest rate	4.35%	4.35%
Dividend yield	nil	nil
Expected volatility range	61.00%	61.00%
Weighted average expected life (years)	2.92-3.75	2.17-3.75

The estimated fair value of the Company’s enterprise value, which was used in calculating the fair value per ordinary shares, as of December 31, 2017 and September 30, 2018 was determined with the assistance of an independent third party valuation firm using the Income Approach. The risk-free interest rate for periods within the contractual life of the options is based on the U.S. Treasury yield curve in effect at the time of grant for a term consistent with the contractual term of the awards. The dividend yield is estimated based on our expected dividend policy over the expected term of the options. Expected volatility is estimated based on the historical volatility ordinary shares of several comparable companies in the same industry. The weighted average expected life was estimated using simplified method for “plain-vanilla” options as the Company considers the options granted to have “plain-vanilla” characteristics.

2018 share incentive plan

In August 2018, the Company’s board of directors approved 2018 share incentive plan, or the 2018 Plan. The maximum number of ordinary shares that may be issued under the 2018 Plan is 3,300,000 after giving effect to the 50 for 1 share split effected by the Company in September 2018. The 2018 Plan permits the awards of options, restricted shares, restricted share units or any other type of awards that the board of directors or the chairman of the board of directors (the plan administrator) decides, to directors, officers, employees and consultants of the company or any of the Company’s subsidiaries. Unless terminated earlier, the 2018 Plan has a term of ten years. The terms and conditions of the awards, including vesting schedule and the exercise price for each award, will be determined by the plan administrator, and will be stipulated in the award agreement. As of December 31, 2019, the Company has granted 1,972,951 share awards under the 2018 Plan, including 1,901,561 options and 71,390 restricted share units. As of December 31,  2019, nil of option and 14,278 restricted share units were exercised, respectively.

The Company calculated the estimated fair value of the stock options on each grant date during the year ended December 31, 2019, using the Black-Scholes option pricing model with the assistance of an independent third party valuation firm. Assumptions used to determine the fair value of the virtual share options granted are summarized as follows:

Each grant date during the
year ended December 31, 2019
Fair value per ordinary share	The closing stock price at the grant date
Risk-free interest rate	2.91%
Dividend yield	nil
Expected volatility range	54.67%
Weighted average expected life (years)	5.25-6.17

The risk-free interest rate for periods within the contractual life of the stock options is based on the U.S. Treasury yield curve in effect at the time of grant for a term consistent with the contractual term of the awards. The dividend yield is estimated based on our expected dividend policy over the expected term of the stock options. Expected volatility is estimated based on the historical volatility ordinary shares of several comparable companies in the same industry. The weighted average expected life was estimated using simplified method for “plain-vanilla” stock options as the Company considers the stock options granted to have “plain-vanilla” characteristics.

Restricted shares activities

The following table summarizes the Company’s Restricted Shares activity:

	Number of shares	Weighted average grant-date fair value
Outstanding, December 31, 2017	—	—
Granted	131,000	134.42
Vested	(131,000)	134.42
Converted from stock appreciation rights	1,349,367	216.43
Forfeited	—	—
Outstanding, December 31, 2018	1,349,367	216.43
Granted	71,390	64.47
Vested	—	—
Converted from stock appreciation rights	—	—
Forfeited	(465,604)	133.53
Outstanding, December 31, 2019	955,153	245.48

The weighted average grant-date fair value of Restricted Shares granted during the year ended December 31, 2019 was RMB245.48 per share, which was derived from the fair value of the underlying ordinary shares. As of December 31, 2019, there was RMB 40,445  (US$5,810) of total unrecognized employee share-based compensation expenses related to unvested Restricted Shares expected to vest which are expected to be recognized over a weighted-average period of 0.8 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

Share-based compensation expenses

For the years ended December 31, 2017, 2018 and 2019, the Company allocated share-based compensation expenses as follows:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Origination and servicing	—	46,687	21,279	3,056
General and administrative	35,223	45,104	35,162	5,051
Research and development	5,496	14,780	8,355	1,200
Total	40,719	106,571	64,796	9,307